FURNITURE AND EQUIPMENT	12 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
FURNITURE AND EQUIPMENT
FURNITURE AND EQUIPMENT

Cost and accumulated depreciation of furniture and equipment at September 30, 2014 and 2013 is as follows:

	As of and For the Years Ended September 30,
	2014	2013
	(dollars in thousands)

Furniture and equipment	$41	$41
Computer software	1,709	1,709
Work in process	2,384	—
	4,134	1,750

Less accumulated depreciation	(1,567)	(1,367)

Furniture and equipment - net	$2,567	$383

Furniture and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method. Estimated useful lives are 7 years for furniture and equipment, and 3 years for computer software. Major improvements are capitalized, while maintenance and repairs are charged to expense as incurred.  Depreciation expense was $0.2 million and $0.2 million for the years ended September 30, 2014 and 2013, respectively. In fiscal 2014, the Company entered into an agreement with Fidelity Information Services, LLC ("FIS") to provide products and services for the implementation of a new consumer lending software platform. As of September 30, 2014, the Company had $2.4 million in work in process related to the development of the new consumer lending software platform.